Employee Benefits - Summary of Net Gratuity Cost Recognized in Net Profit in Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Service cost	$ 34	$ 29	$ 28
Net interest on the net defined benefit liability / asset		(1)	(1)
Net cost	34	28	27
Pension
Disclosure Of Defined Benefit Plans [Line Items]
Service cost	5	5	5
Plan amendments		2
Net cost	$ 5	$ 7	$ 5